Schedule of inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Stores and fuel	$ 6,344	$ 5,613
Ore and in-process ore	397	996
Finished goods – WO3 concentrate	2,677	129
Current inventories	9,418	6,738
Tailings	33,392	30,982
Total inventories	$ 42,810	$ 37,720